UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: June 30, 2008


If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


                         Dane, Falb, Stone & Co., Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

                  15 Broad Street       Boston             MA           02109
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-02423
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report:

Edward N. Dane                    Principal                         617-742-0666
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


Signature, Place and Date of Signing:

/s/ Edward N. Dane
------------------------------
Boston, Massachusetts
08/15/2008


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:


Number of Other Included Managers: None
                                  ------


Form 13F Information Table Entry Total:         60
                                       ------------------------


Form 13F Information Table Value Total:   $46,530,196
                                       ------------------------




OTHER MANAGERS ON WHOSE BEHALF THIS REPORT IS FILED:  None
                                                    ---------

MANAGERS REPORTING ON BEHALF OF REPORTING MANAGER:   None
                                                  ----------

                         DANE, FALB, STONE & Co., Inc.

                                    FORM 13F

                                INFORMATION TABLE

                                 June 30, 2008

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                           ITEM 2         ITEM 3      ITEM 4     ITEM 5         ITEM 6            ITEM 7       ITEM 8
                                                              FAIR               INVESTMENT DISCRETION           VOTING AUTHORITY
                                 TITLE                      MARKET   SHARES OF                  SHARED
NAME OF ISSUER                    OF             CUSIP       VALUE   PRINCIPAL   SOLE   SHARED   OTHER   MANA-  SOLE   SHARED  NONE
                                 CLASS          NUMBER      (x$1000)    AMOUNT   (A)     (B)      (C)    GERS   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
Berkshire Hathway A               Com             084670108    242        2          2     0       0           2         0        0
Abbott Labs                       Com             002824100    476     8995       8995     0       0        8995         0        0
Aberdeen Asia Pac Incom Fd        Com             003009107    442    73465      73465     0       0       73465         0        0
AllianceBernstein Income Fd       Com             01881E100    374    29300      29300     0       0       29300         0        0
Allied Capital Corp               Com             01903Q108    650    46820      46820     0       0       46820         0        0
AllState Corp                     Com             020002101    228     5000       5000     0       0        5000         0        0
Aust & NZ BnkGrp                  Sponsored ADR   052528304    465     5220       5220     0       0        5220         0        0
Barrick Gold Cp                   Com             067901108   1674    36796      36796     0       0       36796         0        0
BHP Ltd                           Sponsored ADR   088606108   1387    16283      16283     0       0       16283         0        0
Blackrock Corporate High Yld FD V Com             09255L106    327    29911      29911     0       0       29911         0        0
Blackrock Senior High Income Ptf  Com             09255T109    426    90150      90150     0       0       90150         0        0
BP Plc                            Sponsored ADR   055622104    303     4350       4350     0       0        4350         0        0
Bristol Myers Squibb              Com             110122108    878    42780      42780     0       0       42780         0        0
Brookfield Asset Mgt              CL A LTD VT SH  112585104   2262    69525      69525     0       0       69525         0        0
Burlington North Santa Fe         Com             12189T104    280     2802       2802     0       0        2802         0        0
Cisco Systems                     Com             17275R102   1533    65900      65900     0       0       65900         0        0
ConocoPhilips                     Com             20825C104    222     2373       2373     0       0        2373         0        0
Du Pont de Numours                Com             263524109    238     5560       5560     0       0        5560         0        0
Duke Realty Invest                Com             624411505    285    12700      12700     0       0       12700         0        0
DWS Global High Inc               Com             23338W104    231    27500      27500     0       0       27500         0        0
DWS High Income Tr                Com             23337C109    112    24300      24300     0       0       24300         0        0
Eagle Bulk Shipping Inc           Com             Y2187A101   1263    42700      42700     0       0       42700         0        0
Enerplus Resources Fund           Unit Tr G New   29274D604   3145    68010      68010     0       0       68010         0        0
Eaton Vance MA Mu Ic              Sh Ben Int      27886E104    193    14523      14523     0       0       14523         0        0
Exxon Mobil Corp                  Com             30231G102    887    10065      10065     0       0       10065         0        0
Ford Motor Co                     Com             345370100     87    18171      18171     0       0       18171         0        0
FreightCar America                Com             357023100    980    27600      27600     0       0       27600         0        0
General Electric                  Com             369604103    441    16508      16508     0       0       16508         0        0
Ishares MSCI EAFE Index Fund      Com             464287465    247     3602       3602     0       0        3602         0        0
iShares MSCI Japan Index Fd       Com             464286848    980    78600      78600     0       0       78600         0        0
Latin Amer Equity Fund            Com             51827Q106   2325    46480      46480     0       0       46480         0        0
Lexicon Pharmaceuticals           Com             528872104    226   141200     141200     0       0      141200         0        0
Ericsson LM TelCo.                ADR Cl B Sek10  294821608    905    87060      87060     0       0       87060         0        0
LSI Logic Corporation             Com             502161102    843   137275     137275     0       0      137275         0        0
MA Health & Educ TE               Sh Ben Int      575672100    232    20000      20000     0       0       20000         0        0
Meditronic                        Com             585055106    263     5079       5079     0       0        5079         0        0
Merck & Co Inc                    Com             589331107    246     6533       6533     0       0        6533         0        0
MS/DW Incm                        Com             61745P874    569    38600      38600     0       0       38600         0        0
Network Engines, Inc.             Com             64121A107    735   628089     628089     0       0      628089         0        0
New Amer High Income Fd           Com             641876107    161   100821     100821     0       0      100821         0        0
Newmont Mining                    Com             651639106    272     5221       5221     0       0        5221         0        0
Nordic American Tanker Shipp      Com             G65773106   2023    52100      52100     0       0       52100         0        0
Nuveen Calif Mun Value Fd         Com             67062C107     96    10000      10000     0       0       10000         0        0
Nuveen Mass Prem Inc              Com             67061E108    154    12000      12000     0       0       12000         0        0
Occidental Petro Crp              Com             674599105   4825    53700      53700     0       0       53700         0        0
Pfizer Inc                        Com             717081103    336    19218      19218     0       0       19218         0        0
Pioneer High income Trust         Com             72369A106    611    43691      43691     0       0       43691         0        0
Price T Rowe Group                Com             74144T108    215     3810       3810     0       0        3810         0        0
Procter & Gamble Co               Com             742718109    219     3600       3600     0       0        3600         0        0
Putnam Mgmt Muni Tr               Com             746823103    210    29567      29567     0       0       29567         0        0
RF Microdevices Inc.              Com             749941100    351   121000     121000     0       0      121000         0        0
SPDR Gold Trust                   Gold Shr        78463V107   1334    14600      14600     0       0       14600         0        0
SPDR Trust                        Unit Ser 1      78462F103    259     2025       2025     0       0        2025         0        0
Telefonos de Mexico SAB           Sp ADR REP ORD  879403780    346    14600      14600     0       0       14600         0        0
Telmex Internacional SAB DE       Spons ADR Sr L  879690105    223    13700      13700     0       0       13700         0        0
Tellabs, Inc.                     Com             879664100    263    56600      56600     0       0       56600         0        0
Thermo Electron Corp              Com             883556102   2048    36750      36750     0       0       36750         0        0
Toreador Resources Cp             Com             891050106   3783   443450     443450     0       0      443450         0        0
Verizon Comm                      Com             92343V104    523    14774      14774     0       0       14774         0        0
Xcel Energy                       Com             98389B100    674    33565      33565     0       0       33565         0        0


